Operating Segment Data - Summary of Accounts Receivable of Operating Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Allowance for doubtful accounts	$ (12,617)	$ (9,995)
Total consolidated net accounts receivable	$ 205,545	$ 159,445